Adaptec, Inc.
691 S. Milpitas Blvd.
Milpitas, California    95035

June 13, 2008

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K for the year ended March 31, 2008.

Sincerely,

Adaptec, Inc.

Wil Lindgren
SEC Reporting Manager